Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurements and Disclosures
Schedule of financial assets measured at fair value on a recurring basis

	December 31, 2018
(dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale:
U.S. government agency mortgage-backed securities	$23,866	—	23,866	—
U.S. government agency collateralized mortgage obligations	14,664	—	14,664	—
State and municipal securities	10,919	—	10,919	—
Investments in mutual funds and other equity securities	979	—	979	—
Mortgage loans held-for-sale	37,695	—	37,695	—
Mortgage loans held-for-investment	11,422	—	11,422	—
Mortgage servicing rights	213	—	—	213
Interest rate lock commitments	310	—	—	310
Customer derivatives - Interest rate swaps	141	—	141	—
Total	$100,209	—	99,686	523

Schedule of financial assets measured at fair value on non-recurring basis

	December 31, 2019
(dollars in thousands)	Total	Level 1	Level 2	Level 3
Impaired loans (1)	$7,307	—	—	7,307
Other real estate owned (2)	120	—	—	120
Total	$7,427	—	—	7,427

	December 31, 2018
(dollars in thousands)	Total	Level 1	Level 2	Level 3
Impaired loans (1)	$5,799	—	—	5,799
Other real estate owned (2)	—	—	—	—
Total	$5,799	—	—	5,799
(1)

Impaired loans are those in which the Corporation has measured impairment generally based on the fair value of the loan’s collateral. Fair value is generally determined based upon independent third‑party appraisals of the properties, or discounted cash flows based upon the expected proceeds. These assets are included as Level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.

(2)

Real estate properties acquired through, or in lieu of, foreclosure are to be sold and are carried at fair value less estimated cost to sell. Fair value is based upon independent market prices or appraised value of the property. These assets are included in Level 3 fair value based upon the lowest level of input that is significant to the fair value measurement. Appraised values may be discounted based on management’s expertise, historical knowledge, changes in market conditions from the time of valuation and/or estimated costs to sell.

Schedule of estimated fair values of financial instruments

		December 31, 2019		December 31, 2018
	Fair Value	Carrying		Carrying
(dollars in thousands)	Hierarchy Level	amount	Fair value	amount	Fair value
Financial assets:
Cash and cash equivalents	Level 1	$39,371	39,371	23,952	23,952
Securities available-for-sale	Level 2	58,856	58,856	50,428	50,428
Securities held-to-maturity	Level 2	8,780	9,003	12,741	12,655
Equity investments	Level 2	1,009	1,009	—	—
Mortgage loans held-for-sale	Level 2	33,704	33,704	37,695	37,695
Loans receivable, net	Level 3	954,164	973,057	818,631	820,512
Mortgage loans held-for-investment	Level 2	10,546	10,546	11,422	11,422
Interest rate lock commitments	Level 3	504	504	310	310
Forward commitments	Level 2	6	6	—	—
Restricted investment in bank stock	Level 3	8,072	8,072	7,002	7,002
Mortgage servicing rights	Level 3	446	446	232	213
SBA loan servicing rights	Level 3	337	337	—	—
Accrued interest receivable	Level 3	3,148	3,148	2,889	2,889
Customer derivatives - Interest rate swaps	Level 2	382	382	141	141
Financial liabilities:
Deposits	Level 2	851,168	880,400	752,130	744,300
Short-term borrowings	Level 2	123,676	123,678	114,300	114,300
Long-term debt	Level 2	3,123	3,123	6,238	6,240
Subordinated debentures	Level 2	40,962	40,962	9,239	9,396
Accrued interest payable	Level 2	1,088	1,088	305	305
Interest rate lock commitments	Level 3	157	157	40	40
Forward commitments	Level 2	119	119	176	176
Customer derivatives - Interest rate swaps	Level 2	431	431	161	161

		Notional		Notional
Off-balance sheet financial instruments:		amount	Fair value	amount	Fair value
Commitments to extend credit	Level 2	$327,788	504	290,614	310
Letters of credit	Level 2	9,750	—	5,158	—

Schedule of level 3 inputs reconciliation

	Year Ended December 31,
	2019	2018
Balance at beginning of the period	$310	344
(Decrease) increase in value	194	(34)
Balance at end of the period	$504	310

Schedule of measurement inputs

			Significant
Valuation Techniques for Level 3 interest rate lock	Fair Value		Unobservable	Range of	Weighted
commitments as of December 31, 2019	Level 3	Valuation Technique	Input	Inputs	Average
Interest rate lock commitments	$504	Market comparable pricing	Pull through	1 - 99%	91.70%